Business Combination (Details Textual) - USD ($)			12 Months Ended
	Jun. 02, 2020	Apr. 05, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020
Business Combination (Textual)
Business acquisition purchase price in cash			$ 934,729	$ 471,308	$ 1,309,374	$ 247,668
Write-off contingent liability				32,246
Balance of contingent liability				49,248
Net liabilities assumed			550,316
Goodwill			$ 4,725,689	$ 4,603,953	$ 4,725,689
Contingent consideration due, description			Management reviewed the contingent consideration due at December 31, 2020 and adjusted the balance to the present value of the amount it estimates will be due in April 2022.
Goedeker [Member]
Business Combination (Textual)
Business acquisition purchase price		$ 4,175,373
Business acquisition purchase price in cash		4,100,000
Deemed fair value		$ 3,637,898
Description of promissory note		(ii) up to $600,000 in earn out payments (as described below) with a deemed fair value of $81,494; (iii) a 22.5% ownership interest in Holdco transferred to the Stockholders with a deemed fair value of $786,981, (iv) cash of $478,000, and (v) net of a working capital adjustment of $809,000.
Business acquisition purchase price in cash description		The report issued by that CPA firm determined that Goedeker owed the Company $809,000, which Goedeker has not paid. On or about March 23, 2020, the Company submitted a claim for arbitration to the American Arbitration Association relating to Goedeker's failure to pay. The claim alleged, inter alia, breach of contract, fraud, indemnification and the breach of the covenant of good faith and fair dealing. The Company alleged damages in the amount of $809,000, plus attorneys' fees and costs. The $809,000 is included in other assets in the accompanying balance sheet as of December 31, 2019.
Goedeker Television [Member]
Business Combination (Textual)
Business acquisition purchase price payable earn out payments			$ 81,494
Business acquisition purchase price in cash description	The Company entered into a settlement agreement with Goedeker, Steve Goedeker, Mike Goedeker and 1847 Holdings LLC, the Company’s indirect parent company at such time (“1847 Holdings”). The settlement agreement and the related transaction documents that are exhibits to the settlement agreement were all signed on June 2, 2020 only became effective upon the closing of the IPO on August 4, 2020. Pursuant to the settlement agreement, the parties entered into an amendment and restatement of the 9% subordinated promissory note described below (see Note 13). In addition, the parties agreed that the arbitration action described above would be settled effective upon the closing of the IPO and that each party to such arbitration action would release all claims that it has against the other parties to such action. As part of the settlement of the arbitration action, the Company agreed that the sellers will not have to pay the $809,000 working capital adjustment amount, which resulted in a loss on write-off of acquisition receivable during the year ended December 31, 2020.		Goedeker Business for any applicable period is less than $2,500,000 but greater than $1,500,000, the Company must pay a partial earn out payment to Goedeker in an amount equal to the product determined by multiplying (i) the EBITDA Achievement Percentage by (ii) the applicable earn out payment for such period, where the "Achievement Percentage" is the percentage determined by dividing (A) the amount of (i) the EBITDA of the Goedeker Business for the applicable period less (ii) $1,500,000, by (B) $1,000,000. For avoidance of doubt, no partial earn out payments shall be earned or paid to the extent the EBITDA of the Goedeker Business for any applicable period is equal or less than $1,500,000. For the trailing twelve (12) month period from the closing date, EBITDA for the Goedeker Business was ($2,825,000) so Goedeker is not entitled to an earn our payment for that period.
Earn out payments description			Goedeker is also entitled to receive the following earn out payments to the extent the Goedeker Business achieves the applicable EBITDA (as defined in the asset purchase agreement) targets: 1. An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the closing date is $2,500,000 or greater, which target was not met; 2. An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the first anniversary of closing date is $2,500,000 or greater, which target the Company does not expect to meet; and 3. An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the second anniversary of the closing date is $2,500,000 or greater.
Additional consideration description			The applicable earn out payment(s) (or portion thereof) shall be paid on the date that is three (3) years from the closing date, and shall accrue interest from the date on which it is determined Goedeker is entitled to such earn out payment (or portion thereof) at a rate equal to five percent (5%) per annum, computed on the basis of a 360 day year for the actual number of days elapsed.
Note payable, net of debt discount			$ 462,102
Note payable, net of capitalized financing costs			215,500
Minimum [Member]
Business Combination (Textual)
Adjusted value of goodwill			121,736
Maximum [Member]
Business Combination (Textual)
Adjusted value of goodwill			$ 4,725,689